INVENTORY - Schedule of inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
MedCenter hardware	$ 8,154	$ 4,225
Spare parts	663	565
Total inventory	$ 8,817	$ 4,790